Government assistance	12 Months Ended
Dec. 31, 2023
Government assistance
Government assistance

12. Government assistance

During the year ended December 31, 2023, the Company did not record any government assistance resulting from the Canada Emergency Wage Subsidy (2022 – nil; 2021 - $402). The funding has been recorded as a reduction of the related salary expenditures within general and administrative expenses for the year ended December 31, 2021.